Exhibit 99.3

AmeriCredit Corp.

Composition of the Receivables

2006-A-F Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

	New		Used		Total
Aggregate Principal Balance (1)	$397,759,058.63		$1,061,701,188.59		$1,459,460,247.22
Number of Receivables in Pool	18,460		66,444		84,904
Percent of Pool by Principal Balance	27.25%		72.75%		100.00%
Average Principal Balance	$21,547.08		$15,978.89		$17,189.53
Range of Principal Balances	($283.98 to $79,183.57)		($251.28 to $57,325.77)
Weighted Average APR (1)	15.68%		17.47%		16.98%
Range of APRs	(1.90% to 27.00%	)	(6.00% to 29.99%	)
Weighted Average Remaining Term	68		63		65
Range of Remaining Terms	(3 to 72 months	)	(3 to 72 months	)
Weighted Average Original Term	70		65		66
Range of Original Terms	(24 to 72 months	)	(24 to 72 months	)

(1)	Aggregate Principal Balance includes some portion of accrued interest. As a result, the Weighted Average APR of the Receivables may not be equivalent to the Contracts' aggregate yield on the Aggregate Principal Balance.

Distribution of the Receivables by Score as of the Cutoff Date

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

	AmeriCredit Score (1)	Percent of Aggregate Principal Balance (3)	Credit Bureau Score (2)	Percent of Aggregate Principal Balance (3)
	<215	2.13%
	215-224	20.58%	<540	17.31%
	225-244	42.33%	540-599	38.48%
	245-259	21.03%	600-659	35.74%
	260+	13.93%	660+	8.47%

Weighted Average Score	239		590

(1)	Proprietary credit score, scaled from 135 to 320, developed and utilized by AmeriCredit to support the credit approval and pricing process.

(2)	A statistically based score (sometimes referred to as FICO score) generated by credit reporting agencies. AmeriCredit utilizes TransUnion, Equifax or Experien credit reports depending on the location of the obligor. Credit Bureau Scores are unavailable for some accounts and those accounts are not included in the Credit Bureau Score table above. Since these accounts are not included in the percentages above, the Aggregate Principal Balance of the accounts based on Credit Bureau Score may be less than the total statistical pool.

(3)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by APR as of the Cutoff Date

2006-A-F Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

Distribution of the Receivables by APR as of the Cutoff Date

APR Range (1)	Aggregate Principal Balance as of Cutoff Date	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
0.000%- 0.999%	—	0.00%	0	0.00%
1.000%- 1.999%	23,999.77	0.00%	1	0.00%
2.000%- 2.999%	75,747.75	0.01%	3	0.00%
3.000%- 3.999%	18,895.27	0.00%	1	0.00%
4.000%- 4.999%	218,084.58	0.01%	8	0.01%
5.000%- 5.999%	348,865.48	0.02%	13	0.02%
6.000%- 6.999%	1,116,788.95	0.08%	55	0.06%
7.000%- 7.999%	3,522,217.71	0.24%	178	0.21%
8.000%- 8.999%	8,502,678.91	0.58%	422	0.50%
9.000%- 9.999%	25,570,631.04	1.75%	1,266	1.49%
10.000%-10.999%	41,112,794.70	2.82%	2,039	2.40%
11.000%-11.999%	50,660,945.42	3.47%	2,558	3.01%
12.000%-12.999%	73,322,065.26	5.02%	3,804	4.48%
13.000%-13.999%	93,367,176.20	6.40%	4,838	5.70%
14.000%-14.999%	113,633,684.44	7.79%	6,014	7.08%
15.000%-15.999%	127,544,918.60	8.74%	6,934	8.17%
16.000%-16.999%	158,428,937.53	10.86%	8,750	10.31%
17.000%-17.999%	190,739,561.66	13.07%	10,934	12.88%
18.000%-18.999%	212,156,741.26	14.54%	12,626	14.87%
19.000%-19.999%	102,423,788.41	7.02%	6,586	7.76%
20.000%-20.999%	88,100,929.04	6.04%	5,918	6.97%
21.000%-21.999%	79,983,117.79	5.48%	5,516	6.50%
22.000%-22.999%	45,766,530.25	3.14%	3,201	3.77%
23.000%-23.999%	26,198,455.37	1.80%	1,933	2.28%
24.000%-24.999%	13,914,781.32	0.95%	1,095	1.29%
25.000%-25.999%	2,135,207.55	0.15%	159	0.19%
26.000%-26.999%	419,765.40	0.03%	35	0.04%
27.000%-27.999%	121,344.29	0.01%	12	0.01%
28.000%-28.999%	14,177.75	0.00%	2	0.00%
29.000%-29.999%	17,415.52	0.00%	3	0.00%

TOTAL	1,459,460,247.22	100.00%	84,904	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest. Indicated APR’s represent APR’s on Principal Balance net of such accrued interest.

(2)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by Geographic Location of Obligor

2006-A-F Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

State	Aggregate Principal Balance as of Cutoff Date (1)	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
Alabama	30,133,905.74	2.06%	1,761	2.07%
Alaska	1,350,701.36	0.09%	74	0.09%
Arizona	28,942,426.51	1.98%	1,670	1.97%
Arkansas	18,479,559.86	1.27%	1,083	1.28%
California	151,472,299.33	10.38%	7,652	9.01%
Colorado	20,323,562.34	1.39%	1,109	1.31%
Connecticut	11,541,468.83	0.79%	702	0.83%
Delaware	6,375,604.71	0.44%	382	0.45%
District of Columbia	3,876,615.46	0.27%	210	0.25%
Florida	150,141,654.88	10.29%	8,437	9.94%
Georgia	50,471,438.64	3.46%	2,849	3.36%
Hawaii	7,665,275.93	0.53%	404	0.48%
Idaho	3,256,013.67	0.22%	186	0.22%
Illinois	55,147,122.66	3.78%	3,412	4.02%
Indiana	26,968,696.26	1.85%	1,736	2.04%
Iowa	6,917,656.12	0.47%	448	0.53%
Kansas	7,300,656.58	0.50%	427	0.50%
Kentucky	20,319,882.30	1.39%	1,283	1.51%
Louisiana	29,317,265.72	2.01%	1,635	1.93%
Maine	6,271,518.80	0.43%	404	0.48%
Maryland	25,505,945.01	1.75%	1,472	1.73%
Massachusetts	25,450,168.42	1.74%	1,579	1.86%
Michigan	32,326,984.74	2.21%	2,108	2.48%
Minnesota	12,535,884.36	0.86%	807	0.95%
Mississippi	21,504,615.83	1.47%	1,222	1.44%
Missouri	22,871,154.37	1.57%	1,420	1.67%
Nebraska	3,480,469.66	0.24%	224	0.26%
Nevada	20,883,785.86	1.43%	1,116	1.31%
New Hampshire	6,245,846.77	0.43%	422	0.50%
New Jersey	35,859,170.07	2.46%	2,054	2.42%
New Mexico	12,857,387.51	0.88%	750	0.88%
New York	65,756,588.14	4.51%	3,988	4.70%
North Carolina	43,050,365.35	2.95%	2,467	2.91%
Ohio	70,467,500.74	4.83%	4,690	5.52%
Oklahoma	16,065,825.61	1.10%	976	1.15%
Oregon	11,130,291.26	0.76%	686	0.81%
Pennsylvania	66,941,454.33	4.59%	4,201	4.95%
Rhode Island	4,983,483.09	0.34%	303	0.36%
South Carolina	24,023,510.20	1.65%	1,406	1.66%
South Dakota	1,697,097.04	0.12%	109	0.13%
Tennessee	29,825,688.23	2.04%	1,801	2.12%
Texas	176,215,552.09	12.07%	9,593	11.30%
Utah	5,513,339.81	0.38%	316	0.37%
Vermont	2,503,990.73	0.17%	172	0.20%
Virginia	29,513,728.57	2.02%	1,719	2.02%
Washington	21,029,512.40	1.44%	1,194	1.41%
West Virginia	10,940,970.15	0.75%	697	0.82%
Wisconsin	20,791,692.23	1.42%	1,345	1.58%
Wyoming	1,220,570.22	0.08%	70	0.08%
Other (3)	1,994,348.73	0.14%	133	0.16%

TOTAL	$1,459,460,247.22	100.00%	84,904	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest.

(2)	Percentages may not add to 100% because of rounding.

(3)	States with aggregate principal balances less than $1,000,000.